Shareholder Report, Holdings (Details)	May 31, 2026
Sound Enhanced Fixed Income ETF | Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Sound Enhanced Fixed Income ETF | iShares 0-5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Sound Enhanced Fixed Income ETF | Hercules Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Sound Enhanced Fixed Income ETF | AllianceBernstein Global High Income Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Sound Enhanced Fixed Income ETF | iShares J.P. Morgan EM High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Sound Enhanced Fixed Income ETF | Simon Property Group, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Sound Enhanced Fixed Income ETF | Golub Capital BDC, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Sound Enhanced Fixed Income ETF | JPMorgan Chase & Co. Series EE, 6.00%, Perpetual [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Sound Enhanced Fixed Income ETF | Goodyear Tire & Rubber Co.(Callable 04/15/2029) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Sound Enhanced Fixed Income ETF | Invesco Emerging Markets Sovereign Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Sound Enhanced Fixed Income ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Sound Enhanced Fixed Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Sound Enhanced Fixed Income ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Sound Enhanced Fixed Income ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Sound Enhanced Fixed Income ETF | Auto Parts Manufacturing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Sound Enhanced Fixed Income ETF | Banks Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Sound Enhanced Fixed Income ETF | Diversified Banks Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Sound Enhanced Fixed Income ETF | Exploration & Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Sound Enhanced Fixed Income ETF | Life Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Sound Enhanced Fixed Income ETF | Consumer Finance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sound Enhanced Fixed Income ETF | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Sound Enhanced Fixed Income ETF | Pipeline Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Sound Enhanced Fixed Income ETF | Travel & Lodging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Sound Enhanced Fixed Income ETF | Industrial Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Sound Enhanced Fixed Income ETF | Refining & Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sound Enhanced Fixed Income ETF | Property & Casualty Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sound Enhanced Fixed Income ETF | Hardware Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Sound Enhanced Fixed Income ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Sound Enhanced Fixed Income ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Sound Equity Dividend Income ETF | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Sound Equity Dividend Income ETF | Omnicom Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Sound Equity Dividend Income ETF | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Sound Equity Dividend Income ETF | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sound Equity Dividend Income ETF | Principal Financial Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sound Equity Dividend Income ETF | United Parcel Service, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sound Equity Dividend Income ETF | Perrigo Co. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sound Equity Dividend Income ETF | GSK PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sound Equity Dividend Income ETF | TotalEnergies SE, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sound Equity Dividend Income ETF | Franklin Resources, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Sound Equity Dividend Income ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Sound Equity Dividend Income ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Sound Equity Dividend Income ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Sound Equity Dividend Income ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Sound Equity Dividend Income ETF | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Sound Equity Dividend Income ETF | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Sound Equity Dividend Income ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Sound Equity Dividend Income ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Sound Equity Dividend Income ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Sound Equity Dividend Income ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Sound Equity Dividend Income ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Sound Equity Dividend Income ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Sound Equity Dividend Income ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Sound Equity Dividend Income ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Sound Equity Dividend Income ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sound Equity Dividend Income ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Sound Equity Dividend Income ETF | Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%